Investment in Riverfront and Brooksville Joint Ventures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Total Investment	$ 18,537	$ 13,406
Total Assets of the Partnership	48,187	22,101
Net Loss of the Partnership	(167)	(104)
Company's share of Net Loss of the Partnership	(128)	(63)	(8)
Cash	208	18
Cash held in escrow	18,822	0
Amortizable Debt costs	2,069	0
Investments in real estate, net	27,088	22,083
Total assets	48,187	22,101
Other liabilities	313	214
Long-term debt	17,000	0
Capital - FRP Holdings	18,537	13,406
Capital - Third parties	12,337	8,481
Total liabilities and capital	48,187	22,101
Riverfront I Joint Venture
Ownership percent	76.91%	88.82%
Total Investment	11,031	5,894
Total Assets of the Partnership	33,834	7,745
Net Loss of the Partnership	(89)	(22)
Company's share of Net Loss of the Partnership	(89)	(22)
Total assets	33,834	7,745
Capital - FRP Holdings	11,031	5,894
Brooksville Joint Venture
Ownership percent	50.00%	50.00%
Total Investment	7,506	7,512
Total Assets of the Partnership	14,353	14,356
Net Loss of the Partnership	(78)	(82)
Company's share of Net Loss of the Partnership	(39)	(41)
Total assets	14,353	14,356
Capital - FRP Holdings	$ 7,506	$ 7,512